Note 17 - Financial Instruments (Details Narrative)	12 Months Ended
Nov. 30, 2016 CAD
Disclosure Text Block Supplement [Abstract]
Foreign Exchange Risk Threshold Balance (in Dollars)	CAD 1,000,000
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	CAD 100,000